Securities Act Registration No. 333-108394
Investment Company Act Reg. No. 811-21422

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 15	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 16	☒
(Check appropriate box or boxes.)
___________________________________

      ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

20 North Clark Street
34th Floor
Chicago, Illinois	60602-4109
(Address of Principal Executive Offices)	(Zip Code)

                          (312) 368-1442
(Registrant’s Telephone Number, including Area Code)

Copy to:
Margaret M. Baer
Ziegler Lotsoff Capital Management, LLC	Richard L. Teigen
20 North Clark Street	Foley & Lardner LLP
34th Floor	777 East Wisconsin Avenue
Chicago, Illinois 60602-4109	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) No. 15 to the Registration Statement of Ziegler Lotsoff Capital Management Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s Post-Effective Amendment No. 13 on Form N-1A filed August 26, 2011 and related 497 filing on November 14, 2011.  This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Prospectus filed on August , 2011 and finalized in the 497 filing (the risk/return summary contained in the 497 filing on November 14, 2011 did not differ materially from that filed August 26, 2011).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 1st day of December, 2011.

ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
(Registrant)

By:	/s/ Scott Roberts
Scott Roberts, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Scott Roberts Scott Roberts	President (Principal Executive Officer)	December 1, 2011

/s/ John Chrystal John Chrystal	Trustee	December 1, 2011

/s/ Albert J. DiUlio, S.J. Albert J. DiUlio, S.J.	Trustee	December 1, 2011

/s/ David S. Krause David S. Krause	Trustee	December 1, 2011

/s/ Margaret M. Baer Margaret M. Baer	Trustee, Secretary and Treasurer (Principal Financial and Accounting Officer)	December 1, 2011

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE